Submission	Oct. 14, 2025
Submission [Line Items]
Central Index Key	0002036648
Registrant Name	FT Vest Rising Dividend Achievers Total Return Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A